Annual Fund Operating Expenses - FT Cboe Vest US Equity Deep Buffer ETF - February - FT Cboe Vest US Equity Deep Buffer ETF - February	Jan. 04, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%